Investments in Securities - Schedule of Investments in Securities Using Predominantly Unobservable Inputs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Investments In Securities [Line Items]
Investments in securities, at beginning of period	$ 7,222
Gains/(losses) recognised in other comprehensive income	212	$ (108)
Investments in securities, at end of period	3,074	7,222
At Fair Value Measured Using Predominantly Unobservable Inputs [Member]
Disclosure Of Investments In Securities [Line Items]
Investments in securities, at beginning of period	1,268
Investments in securities, at end of period	1,193	1,268
At Fair Value Measured Using Predominantly Unobservable Inputs [Member] | Level 3 of Fair Value Hierarchy [Member]
Disclosure Of Investments In Securities [Line Items]
Investments in securities, at beginning of period	1,268	1,233
Other movements	(287)	143
Investments in securities, at end of period	$ 1,193	$ 1,268